UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-03940
BNY Mellon Strategic Funds, Inc.
(Exact name of registrant as specified in charter)

c/o BNY Mellon Investment Adviser, Inc.
240 Greenwich Street
New York, New York 10286
(Address of Principal Executive Officer) (Zip Code)

Deirdre Cunnane, Esq.
240 Greenwich Street
New York, New York 10286
(Name and Address of Agent for Service)
Registrant's telephone number, including area code:
(212) 922-6400
Date of fiscal year end:
12/31
Date of reporting period:
12/31/24
The following N-CSR relates only to the Registrant's series listed below and does not relate to any series of the Registrant with a different fiscal year end and, therefore, different N-CSR reporting requirements. A separate N-CSR will be filed for any series with a different fiscal year end, as appropriate.
BNY Mellon Active MidCap Fund
ITEM 1 - Reports to Stockholders
BNY Mellon Active Midcap Fund
ANNUAL
SHAREHOLDER
REPORT
December 31, 2024
Class A – DNLDX
This annual shareholder report contains important information about BNY Mellon Active MidCap Fund (the “Fund”) for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at bny.com/investments/literaturecenter. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.
What were the Fund’s costs for the last year ?
(based on a hypothetical $10,000 investment)
Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A*	$106	0.99%
*
During the period, fees were waived and/or expenses reimbursed pursuant to an agreement with the Fund’s investment adviser, BNY Mellon Investment Adviser, Inc. If this agreement is not extended in the future, expenses could be higher.

How did the Fund perform last year ?
  For the 12-month period ended December 31, 2024, the Fund’s Class A shares returned 14.78%.
  In comparison, the Russell Midcap® Index (the “Index”) returned 15.34% for the same period.
What affected the Fund’s performance?
  U.S. stocks rose as investors rewarded high-growth-oriented companies, including companies with exposure to artificial intelligence investment themes. Index performance was stronger in financials and weaker in health care.
  Stock selection in the information technology, consumer staples and industrials sectors contributed to the Fund’s performance relative to the Index.
  Stock selection in the energy and financials sectors detracted most from relative performance.
Not FDIC Insured. Not Bank-Guaranteed. May Lose Value

How did the Fund perform over the past 10 years?
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Cumulative Performance from January 1 , 2014 through December 31, 2024
Initial Investment of $10,000
The above graph compares a hypothetical $10,000 investment in the Fund’s Class A shares to a hypothetical investment of $10,000 made in each of the Russell 3000® Index (a broad-based index) and Russell Midcap® Index on 12/31/2014. The performance shown takes into account the maximum initial sales charge on Class A shares and applicable fees and expenses of the Fund, including management fees and other expenses. The Fund’s performance also assumes the reinvestment of dividends and capital gains. Unlike the Fund, the indexes are not subject to charges, fees and other expenses. Investors cannot invest directly in any index.
AVERAGE ANNUAL TOTAL RETURNS (AS OF 12/31/24 )
Class A Shares	1YR	5YR	10YR
with Maximum Sales Charge - 5.75%	8.17%	8.47%	6.86%
without Sales Charge	14.78%	9.76%	7.50%
Russell 3000® Index (broad-based index)*	23.81%	13.86%	12.55%
Russell Midcap® Index	15.34%	9.92%	9.63%
*
In accordance with regulatory changes requiring the Fund’s primary benchmark to represent the overall applicable market, the Fund’s primary prospectus benchmark changed to the indicated benchmark effective as of December 31, 2024.

The performance data quoted represent past performance, which is no guarantee of future results. For more current information visit bny.com/investments/literaturecenter .
KEY FUND STATISTICS (AS OF 12/31/24 )
Fund Size (Millions)	Number of Holdings	Total Advisory Fee Paid During Period	Annual Portfolio Turnover
$457	237	$2,997,238	51.78%
Not FDIC Insured. Not Bank-Guaranteed. May Lose Value

Portfolio Holdings (as of 12/31/24 )
Top Ten Holdings (Based on Net Assets) *
* Excludes money market funds or other short-term securities held for the investment of cash and cash collateral for securities loaned, if any.
Sector Allocation (Based on Net Assets)

Financials
16.1%
Industrials
15.8%
Information Technology
13.5%
Health Care
12.0%
Consumer Discretionary
9.9%
Real Estate
7.0%
Consumer Staples
6.8%
Utilities
4.9%
Communication Services
4.6%
Energy
4.4%
Materials
4.2%
Net Other Assets and Liabilities
0.8%

Not FDIC Insured. Not Bank-Guaranteed. May Lose Value

For additional information about the Fund, including its prospectus, financial information, portfolio holdings and proxy voting information, please visit bny.com/investments/literaturecenter .
© 2025 BNY Mellon Securities Corporation, Distributor,
240 Greenwich Street, 9th Floor, New York, NY 10286
Code-0085AR1224

BNY Mellon Active Midcap Fund
ANNUAL
SHAREHOLDER
REPORT
December 31, 2024
Class C – DNLCX
This annual shareholder report contains important information about BNY Mellon Active MidCap Fund (the “Fund”) for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at bny.com/investments/literaturecenter. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.
What were the Fund’s costs for the last year ?
(based on a hypothetical $10,000 investment)
Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C*	$186	1.74%
*
During the period, fees were waived and/or expenses reimbursed pursuant to an agreement with the Fund’s investment adviser, BNY Mellon Investment Adviser, Inc. If this agreement is not extended in the future, expenses could be higher.

How did the Fund perform last year ?
  For the 12-month period ended December 31, 2024, the Fund’s Class C shares returned 13.93%.
  In comparison, the Russell Midcap® Index (the “Index”) returned 15.34% for the same period.
What affected the Fund’s performance?
  U.S. stocks rose as investors rewarded high-growth-oriented companies, including companies with exposure to artificial intelligence investment themes. Index performance was stronger in financials and weaker in health care.
  Stock selection in the information technology, consumer staples and industrials sectors contributed to the Fund’s performance relative to the Index.
  Stock selection in the energy and financials sectors detracted most from relative performance.
Not FDIC Insured. Not Bank-Guaranteed. May Lose Value

How did the Fund perform over the past 10 years?
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Cumulative Performance from January 1 , 2014 through December 31, 2024
Initial Investment of $10,000
The above graph compares a hypothetical $10,000 investment in the Fund’s Class C shares to a hypothetical investment of $10,000 made in each of the Russell 3000® Index (a broad-based index) and Russell Midcap® Index on 12/31/2014. The performance shown takes into account the maximum deferred sales charge on Class C shares and applicable fees and expenses of the Fund, including management fees, 12b-1 fees and other expenses. The Fund’s performance also assumes the reinvestment of dividends and capital gains. Unlike the Fund, the indexes are not subject to charges, fees and other expenses. Investors cannot invest directly in any index.
AVERAGE ANNUAL TOTAL RETURNS (AS OF 12/31/24 )
Class C Shares	1YR		5YR	10YR
with Maximum Deferred Sales Charge - 1.00%	12.93%	**	8.86%	6.60%
without Deferred Sales Charge	13.93%		8.86%	6.60%
Russell 3000® Index (broad-based index)*	23.81%		13.86%	12.55%
Russell Midcap® Index	15.34%		9.92%	9.63%
*
In accordance with regulatory changes requiring the Fund’s primary benchmark to represent the overall applicable market, the Fund’s primary prospectus benchmark changed to the indicated benchmark effective as of December 31, 2024.

**	The maximum contingent deferred sales charge for Class C shares is 1.00% for shares redeemed within one year of the date purchased.
The performance data quoted represent past performance, which is no guarantee of future results. For more current information visit bny.com/investments/literaturecenter .
KEY FUND STATISTICS (AS OF 12/31/24 )
Fund Size (Millions)	Number of Holdings	Total Advisory Fee Paid During Period	Annual Portfolio Turnover
$457	237	$2,997,238	51.78%
Not FDIC Insured. Not Bank-Guaranteed. May Lose Value

Portfolio Holdings (as of 12/31/24 )
Top Ten Holdings (Based on Net Assets) *
* Excludes money market funds or other short-term securities held for the investment of cash and cash collateral for securities loaned, if any.
Sector Allocation (Based on Net Assets)
Not FDIC Insured. Not Bank-Guaranteed. May Lose Value

For additional information about the Fund, including its prospectus, financial information, portfolio holdings and proxy voting information, please visit bny.com/investments/literaturecenter .
© 2025 BNY Mellon Securities Corporation, Distributor,
240 Greenwich Street, 9th Floor, New York, NY 10286
Code-0271AR1224

BNY Mellon Active Midcap Fund
ANNUAL
SHAREHOLDER
REPORT
December 31, 2024
Class I – DNLRX
This annual shareholder report contains important information about BNY Mellon Active MidCap Fund (the “Fund”) for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at bny.com/investments/literaturecenter. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.
What were the Fund’s costs for the last year ?
(based on a hypothetical $10,000 investment)
Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I*	$80	0.74%
*
During the period, fees were waived and/or expenses reimbursed pursuant to an agreement with the Fund’s investment adviser, BNY Mellon Investment Adviser, Inc. If this agreement is not extended in the future, expenses could be higher.

How did the Fund perform last year ?
  For the 12-month period ended December 31, 2024, the Fund’s Class I shares returned 15.08%.
  In comparison, the Russell Midcap® Index (the “Index”) returned 15.34% for the same period.
What affected the Fund’s performance?
  U.S. stocks rose as investors rewarded high-growth-oriented companies, including companies with exposure to artificial intelligence investment themes. Index performance was stronger in financials and weaker in health care.
  Stock selection in the information technology, consumer staples and industrials sectors contributed to the Fund’s performance relative to the Index.
  Stock selection in the energy and financials sectors detracted most from relative performance.
Not FDIC Insured. Not Bank-Guaranteed. May Lose Value

How did the Fund perform over the past 10 years?
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Cumulative Performance from January 1 , 2014 through December 31, 2024
Initial Investment of $10,000
The above graph compares a hypothetical $10,000 investment in the Fund’s Class I shares to a hypothetical investment of $10,000 made in each of the Russell 3000® Index (a broad-based index) and Russell Midcap® Index on 12/31/2014. The performance shown takes into account applicable fees and expenses of the Fund, including management fees and other expenses. The Fund’s performance also assumes the reinvestment of dividends and capital gains. Unlike the Fund, the indexes are not subject to charges, fees and other expenses. Investors cannot invest directly in any index.
AVERAGE ANNUAL TOTAL RETURNS (AS OF 12/31/24 )
Share Class	1YR	5YR	10YR
Class I	15.08%	10.01%	7.73%
Russell 3000® Index (broad-based index)*	23.81%	13.86%	12.55%
Russell Midcap® Index	15.34%	9.92%	9.63%
*
In accordance with regulatory changes requiring the Fund’s primary benchmark to represent the overall applicable market, the Fund’s primary prospectus benchmark changed to the indicated benchmark effective as of December 31, 2024.

The performance data quoted represent past performance, which is no guarantee of future results. For more current information visit bny.com/investments/literaturecenter .
KEY FUND STATISTICS (AS OF 12/31/24 )
Fund Size (Millions)	Number of Holdings	Total Advisory Fee Paid During Period	Annual Portfolio Turnover
$457	237	$2,997,238	51.78%
Not FDIC Insured. Not Bank-Guaranteed. May Lose Value

Portfolio Holdings (as of 12/31/24 )
Top Ten Holdings (Based on Net Assets) *
* Excludes money market funds or other short-term securities held for the investment of cash and cash collateral for securities loaned, if any.
Sector Allocation (Based on Net Assets)
Not FDIC Insured. Not Bank-Guaranteed. May Lose Value

For additional information about the Fund, including its prospectus, financial information, portfolio holdings and proxy voting information, please visit bny.com/investments/literaturecenter .
© 2025 BNY Mellon Securities Corporation, Distributor,
240 Greenwich Street, 9th Floor, New York, NY 10286
Code-0272AR1224

BNY Mellon Active Midcap Fund
ANNUAL
SHAREHOLDER
REPORT
December 31, 2024
Class Y – DNLYX
This annual shareholder report contains important information about BNY Mellon Active MidCap Fund (the “Fund”) for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at bny.com/investments/literaturecenter. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.
What were the Fund’s costs for the last year ?
(based on a hypothetical $10,000 investment)
Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Y*	$82	0.76%
*
During the period, fees were waived and/or expenses reimbursed pursuant to an agreement with the Fund’s investment adviser, BNY Mellon Investment Adviser, Inc. If this agreement is not extended in the future, expenses could be higher.

How did the Fund perform last year ?
  For the 12-month period ended December 31, 2024, the Fund’s Class Y shares returned 15.06%.
  In comparison, the Russell Midcap® Index (the “Index”) returned 15.34% for the same period.
What affected the Fund’s performance?
  U.S. stocks rose as investors rewarded high-growth-oriented companies, including companies with exposure to artificial intelligence investment themes. Index performance was stronger in financials and weaker in health care.
  Stock selection in the information technology, consumer staples and industrials sectors contributed to the Fund’s performance relative to the Index.
  Stock selection in the energy and financials sectors detracted most from relative performance.
Not FDIC Insured. Not Bank-Guaranteed. May Lose Value

How did the Fund perform over the past 10 years?
The Fund’s past performance is not a good predictor of the Fund’s future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Cumulative Performance from January 1 , 2014 through December 31, 2024
Initial Investment of $1,000,000
The above graph compares a hypothetical $1,000,000 investment in the Fund’s Class Y shares to a hypothetical investment of $1,000,000 made in each of the Russell 3000® Index (a broad-based index) and Russell Midcap® Index on 12/31/2014. The performance shown takes into account applicable fees and expenses of the Fund, including management fees and other expenses. The Fund’s performance also assumes the reinvestment of dividends and capital gains. Unlike the Fund, the indexes are not subject to charges, fees and other expenses. Investors cannot invest directly in any index.
AVERAGE ANNUAL TOTAL RETURNS (AS OF 12/31/24 )
Share Class	1YR	5YR	10YR
Class Y	15.06%	10.10%	7.79%
Russell 3000® Index (broad-based index)*	23.81%	13.86%	12.55%
Russell Midcap® Index	15.34%	9.92%	9.63%
*
In accordance with regulatory changes requiring the Fund’s primary benchmark to represent the overall applicable market, the Fund’s primary prospectus benchmark changed to the indicated benchmark effective as of December 31, 2024.

The performance data quoted represent past performance, which is no guarantee of future results. For more current information visit bny.com/investments/literaturecenter .
KEY FUND STATISTICS (AS OF 12/31/24 )
Fund Size (Millions)	Number of Holdings	Total Advisory Fee Paid During Period	Annual Portfolio Turnover
$457	237	$2,997,238	51.78%
Not FDIC Insured. Not Bank-Guaranteed. May Lose Value

Portfolio Holdings (as of 12/31/24 )
Top Ten Holdings (Based on Net Assets) *
* Excludes money market funds or other short-term securities held for the investment of cash and cash collateral for securities loaned, if any.
Sector Allocation (Based on Net Assets)
Not FDIC Insured. Not Bank-Guaranteed. May Lose Value

For additional information about the Fund, including its prospectus, financial information, portfolio holdings and proxy voting information, please visit bny.com/investments/literaturecenter .
© 2025 BNY Mellon Securities Corporation, Distributor,
240 Greenwich Street, 9th Floor, New York, NY 10286
Code-0011AR1224

Item 2.	Code of Ethics.

The Registrant has adopted a code of ethics that applies to the Registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. There have been no amendments to, or waivers in connection with, the Code of Ethics during the period covered by this Report.

Item 3.	Audit Committee Financial Expert.

The Registrant's Board has determined that Alan H. Howard, a member of the Audit Committee of the Board, is an audit committee financial expert as defined by the Securities and Exchange Commission (the "SEC"). Mr. Howard is "independent" as defined by the SEC for purposes of audit committee financial expert determinations.

Item 4.	Principal Accountant Fees and Services.

(a) Audit Fees. The aggregate fees billed for each of the last two fiscal years (the "Reporting Periods") for professional services rendered by the Registrant's principal accountant (the "Auditor") for the audit of the Registrant's annual financial statements or services that are normally provided by the Auditor in connection with the statutory and regulatory filings or engagements for the Reporting Periods, were $36,261 in 2023 and $36,986 in 2024.

(b) Audit-Related Fees. The aggregate fees billed in the Reporting Periods for assurance and related services by the Auditor that are reasonably related to the performance of the audit of the Registrant's financial statements and are not reported under paragraph (a) of this Item 4 were $7,319 in 2023 and $7,332 in 2024. These services consisted of one or more of the following: (i) agreed upon procedures related to compliance with Internal Revenue Code section 817(h), (ii) security counts required by Rule 17f-2 under the Investment Company Act of 1940, as amended, (iii) advisory services as to the accounting or disclosure treatment of Registrant transactions or events and (iv) advisory services to the accounting or disclosure treatment of the actual or potential impact to the Registrant of final or proposed rules, standards or interpretations by the Securities and Exchange Commission, the Financial Accounting Standards Boards or other regulatory or standard-setting bodies.

The aggregate fees billed in the Reporting Periods for non-audit assurance and related services by the Auditor to the Registrant's investment adviser (not including any sub-investment adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the Registrant ("Service Affiliates"), that were reasonably related to the performance of the annual audit of the Service Affiliate, which required pre-approval by the Audit Committee were $0 in 2023 and $0 in 2024.

(c) Tax Fees. The aggregate fees billed in the Reporting Periods for professional services rendered by the Auditor for tax compliance, tax advice, and tax planning ("Tax Services") were $4,763 in 2023 and $4,763 in 2024. These services consisted of: (i) review or preparation of U.S. federal, state, local and excise tax returns; (ii) U.S. federal, state and local tax planning, advice and assistance regarding statutory, regulatory or administrative developments; (iii) tax advice regarding tax qualification matters and/or treatment of various financial instruments held or proposed to be acquired or held, and (iv) determination of Passive Foreign Investment Companies. The aggregate fees billed in the Reporting Periods for Tax Services by the Auditor to Service Affiliates, which required pre-approval by the Audit Committee were $6,737 in 2023 and $7,439 in 2024.

(d) All Other Fees. The aggregate fees billed in the Reporting Periods for products and services provided by the Auditor, other than the services reported in paragraphs (a) through (c) of this Item, were $4,390 in 2023 and $4,938 in 2022. These services consisted of a review of the Registrant's anti-money laundering program.

The aggregate fees billed in the Reporting Periods for Non-Audit Services by the Auditor to Service Affiliates, other than the services reported in paragraphs (b) through (c) of this Item, which required pre-approval by the Audit Committee, were $0 in 2023 and $0 in 2024.

(e)(1) Audit Committee Pre-Approval Policies and Procedures. The Registrant's Audit Committee has established policies and procedures (the "Policy") for pre-approval (within specified fee limits) of the Auditor's engagements for non-audit services to the Registrant and Service Affiliates without specific case-by-case consideration. The pre-approved services in the Policy can include pre-approved audit services, pre-approved audit-related services, pre-approved tax services and pre-approved all other services. Pre-approval considerations include whether the proposed services are compatible with maintaining the Auditor's independence. Pre-approvals pursuant to the Policy are considered annually.

(e)(2) Note. None of the services described in paragraphs (b) through (d) of this Item 4 were approved by the Audit Committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) None of the hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

Non-Audit Fees. The aggregate non-audit fees billed by the Auditor for services rendered to the Registrant, and rendered to Service Affiliates, for the Reporting Periods were $1,865,667 in 2023 and $1,429,804 in 2024.

Auditor Independence. The Registrant's Audit Committee has considered whether the provision of non-audit services that were rendered to Service Affiliates, which were not pre-approved (not requiring pre-approval), is compatible with maintaining the Auditor's independence.

(i)	Not applicable.

(j)	Not applicable.

Item 5.	Audit Committee of Listed Registrants.

Not applicable.

Item 6.	Investments.

Not applicable.

BNY Mellon Active MidCap Fund
ANNUAL FINANCIALS AND OTHER INFORMATION
December 31, 2024

Class	Ticker
A	DNLDX
C	DNLCX
I	DNLRX
Y	DNLYX

IMPORTANT NOTICE – CHANGES TO ANNUAL AND SEMI-ANNUAL REPORTS
The Securities and Exchange Commission (the “SEC”) has adopted rule and form amendments which have resulted in changes to the design and delivery of annual and semi-annual fund reports (“Reports”). Reports are now streamlined to highlight key information. Certain information previously included in Reports, including financial statements, no longer appear in the Reports but will be available online within the Semi-Annual and Annual Financials and Other Information, delivered free of charge to shareholders upon request, and filed with the SEC.

Save time. Save paper. View your next shareholder report online as soon as it’s available. Log into www.bny.com/investments and sign up for eCommunications. It’s simple and only takes a few minutes.

The views expressed in this report reflect those of the portfolio manager(s) only through the end of the period covered and do not necessarily represent the views of BNY Mellon Investment Adviser, Inc. or any other person in the BNY Mellon Investment Adviser, Inc. organization. Any such views are subject to change at any time based upon market or other conditions and BNY Mellon Investment Adviser, Inc. disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund in the BNY Mellon Family of Funds are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund in the BNY Mellon
Family of Funds.
Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents
The Fund
Please note the Annual Financials and Other Information only contains Items 7-11 required in Form N-CSR. All other required items will be filed with the SEC.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.
BNY Mellon Active MidCap Fund
Statement of Investments
December 31, 2024

Description	Shares	Value ($)
Common Stocks — 99.2%
Automobiles & Components — .8%
Aptiv PLC (a)	39,147	2,367,611
Harley-Davidson, Inc.	49,700	1,497,461
		3,865,072
Banks — 2.3%
Fifth Third Bancorp	134,835	5,700,824
First Horizon Corp.	239,500	4,823,530
		10,524,354
Capital Goods — 12.1%
Acuity Brands, Inc.	7,542	2,203,244
Armstrong World Industries, Inc.	13,019	1,839,975
Axon Enterprise, Inc. (a)	3,538	2,102,704
Carlisle Cos., Inc.	8,194	3,022,275
Donaldson Co., Inc.	19,442	1,309,419
EMCOR Group, Inc.	17,438	7,915,108
Generac Holdings, Inc. (a)	28,637	4,440,167
Howmet Aerospace, Inc.	10,113	1,106,059
Ingersoll Rand, Inc.	41,733	3,775,167
ITT, Inc.	22,539	3,220,372
Lincoln Electric Holdings, Inc.	14,628	2,742,311
Masco Corp.	24,033	1,744,075
MSC Industrial Direct Co., Inc., Cl. A	10,525	786,112
Textron, Inc.	17,170	1,313,333
The AZEK Company, Inc. (a)	26,108	1,239,347
The Middleby Corp. (a)	7,304	989,327
Trane Technologies PLC	11,240	4,151,494
United Rentals, Inc.	4,781	3,367,928
Vertiv Holdings Co., Cl. A	21,019	2,387,969
W.W. Grainger, Inc.	4,177	4,402,767
Watts Water Technologies, Inc., Cl. A	6,418	1,304,779
		55,363,932
Commercial & Professional Services — 3.3%
Booz Allen Hamilton Holding Corp.	15,400	1,981,980
Broadridge Financial Solutions, Inc.	6,833	1,544,873
Dayforce, Inc. (a)	16,723	1,214,759
Jacobs Solutions, Inc.	30,536	4,080,220
Leidos Holdings, Inc.	6,048	871,275
Paychex, Inc.	22,415	3,143,031
Paycom Software, Inc.	4,717	966,843
Veralto Corp.	12,890	1,312,847
		15,115,828
Consumer Discretionary Distribution & Retail — 3.0%
AutoZone, Inc. (a)	484	1,549,768
Bath & Body Works, Inc.	23,502	911,173
Best Buy Co., Inc.	12,165	1,043,757
eBay, Inc.	41,712	2,584,058
Etsy, Inc. (a)	21,541	1,139,304
Kohl’s Corp.	30,910	433,976
Ross Stores, Inc.	23,525	3,558,627

Statement of Investments (continued)
Description	Shares	Value ($)
Common Stocks — 99.2% (continued)
Consumer Discretionary Distribution & Retail — 3.0% (continued)
The Gap, Inc.	35,024	827,617
Williams-Sonoma, Inc.	8,891	1,646,435
		13,694,715
Consumer Durables & Apparel — 2.8%
Carter’s, Inc.	21,145	1,145,847
Crocs, Inc. (a)	6,393	700,225
D.R. Horton, Inc.	7,950	1,111,569
Deckers Outdoor Corp. (a)	10,187	2,068,878
Helen of Troy Ltd. (a)	7,990	478,042
PulteGroup, Inc.	10,839	1,180,367
Ralph Lauren Corp.	9,394	2,169,826
Tapestry, Inc.	31,132	2,033,854
TopBuild Corp. (a)	5,888	1,833,170
		12,721,778
Consumer Services — 3.3%
ADT, Inc.	195,000	1,347,450
Boyd Gaming Corp.	9,311	675,420
Darden Restaurants, Inc.	4,444	829,650
Expedia Group, Inc. (a)	11,892	2,215,837
Grand Canyon Education, Inc. (a)	17,122	2,804,584
H&R Block, Inc.	32,900	1,738,436
MGM Resorts International (a)	40,968	1,419,541
Royal Caribbean Cruises Ltd.	14,912	3,440,049
Wingstop, Inc.	2,281	648,260
		15,119,227
Consumer Staples Distribution & Retail — 2.1%
Dollar Tree, Inc. (a)	6,287	471,148
Sprouts Farmers Market, Inc. (a)	22,317	2,835,821
The Kroger Company	55,852	3,415,350
US Foods Holding Corp. (a)	44,077	2,973,434
		9,695,753
Energy — 4.4%
CNX Resources Corp. (a)	45,926	1,684,106
ConocoPhillips	21,445	2,126,700
Diamondback Energy, Inc.	14,411	2,360,954
Halliburton Co.	222,373	6,046,322
Matador Resources Co.	19,649	1,105,453
Murphy Oil Corp.	40,907	1,237,846
Ovintiv, Inc.	31,300	1,267,650
Phillips 66	38,246	4,357,367
		20,186,398
Equity Real Estate Investment Trusts — 7.0%
Brixmor Property Group, Inc. (b)	140,909	3,922,906
BXP, Inc. (b)	20,962	1,558,734
Douglas Emmett, Inc. (b)	60,239	1,118,036
EastGroup Properties, Inc. (b)	11,528	1,850,129
Essex Property Trust, Inc. (b)	11,500	3,282,560
First Industrial Realty Trust, Inc. (b)	45,563	2,284,073
Host Hotels & Resorts, Inc. (b)	37,686	660,259

Description	Shares	Value ($)
Common Stocks — 99.2% (continued)
Equity Real Estate Investment Trusts — 7.0% (continued)
Kilroy Realty Corp. (b)	55,229	2,234,013
Lamar Advertising Co., Cl. A (b)	12,506	1,522,480
Mid-America Apartment Communities, Inc. (b)	27,868	4,307,557
NNN REIT, Inc. (b)	68,434	2,795,529
Park Hotels & Resorts, Inc. (b)	84,500	1,188,915
Sabra Health Care REIT, Inc. (b)	24,053	416,598
Simon Property Group, Inc. (b)	27,318	4,704,433
		31,846,222
Financial Services — 7.5%
Affirm Holdings, Inc. (a)	22,210	1,352,589
Ameriprise Financial, Inc.	9,578	5,099,615
Coinbase Global, Inc., Cl. A (a)	6,974	1,731,644
Discover Financial Services	17,953	3,109,998
Euronet Worldwide, Inc. (a)	16,833	1,731,106
FactSet Research Systems, Inc.	1,434	688,721
Federated Hermes, Inc.	64,498	2,651,513
Global Payments, Inc.	7,880	883,033
Jack Henry & Associates, Inc.	8,021	1,406,081
MGIC Investment Corp.	35,400	839,334
MSCI, Inc.	5,379	3,227,454
Rithm Capital Corp. (b)	144,167	1,561,329
SEI Investments Co.	15,704	1,295,266
Synchrony Financial	48,813	3,172,845
T. Rowe Price Group, Inc.	28,004	3,166,972
The Western Union Company	232,200	2,461,320
		34,378,820
Food, Beverage & Tobacco — 3.7%
Celsius Holdings, Inc. (a)	22,135	583,036
Freshpet, Inc. (a)	6,003	889,104
General Mills, Inc.	113,414	7,232,411
Hormel Foods Corp.	68,996	2,164,404
Ingredion, Inc.	9,900	1,361,844
McCormick & Co., Inc.	18,412	1,403,731
Molson Coors Beverage Co., Cl. B	34,274	1,964,586
The Hershey Company	8,494	1,438,459
		17,037,575
Health Care Equipment & Services — 6.4%
Align Technology, Inc. (a)	5,565	1,160,358
Cardinal Health, Inc.	10,989	1,299,669
Cencora, Inc.	30,936	6,950,701
Chemed Corp.	2,789	1,477,612
DexCom, Inc. (a)	22,694	1,764,912
Doximity, Inc., Cl. A (a)	23,780	1,269,614
GE HealthCare Technologies, Inc.	17,053	1,333,204
Henry Schein, Inc. (a)	12,786	884,791
IDEXX Laboratories, Inc. (a)	7,315	3,024,314
Inspire Medical Systems, Inc. (a)	3,855	714,640
Insulet Corp. (a)	4,668	1,218,675
Molina Healthcare, Inc. (a)	2,986	869,075

Statement of Investments (continued)
Description	Shares	Value ($)
Common Stocks — 99.2% (continued)
Health Care Equipment & Services — 6.4% (continued)
Option Care Health, Inc. (a)	19,261	446,855
Penumbra, Inc. (a)	3,333	791,521
ResMed, Inc.	11,978	2,739,249
Teleflex, Inc.	4,099	729,540
Tenet Healthcare Corp. (a)	9,100	1,148,693
Veeva Systems, Inc., Cl. A (a)	5,792	1,217,768
		29,041,191
Household & Personal Products — 1.0%
BellRing Brands, Inc. (a)	12,294	926,230
Reynolds Consumer Products, Inc.	76,706	2,070,295
The Clorox Company	9,954	1,616,629
		4,613,154
Insurance — 6.3%
Aflac, Inc.	12,457	1,288,552
Assurant, Inc.	5,922	1,262,689
Cincinnati Financial Corp.	16,210	2,329,377
CNO Financial Group, Inc.	36,900	1,373,049
Everest Group Ltd.	3,726	1,350,526
Kinsale Capital Group, Inc.	2,898	1,347,947
Loews Corp.	76,142	6,448,466
Primerica, Inc.	10,395	2,821,411
The Allstate Corp.	15,487	2,985,739
The Hartford Financial Services Group, Inc.	12,768	1,396,819
Unum Group	30,780	2,247,863
W. R. Berkley Corp.	35,895	2,100,575
White Mountains Insurance Group Ltd.	886	1,723,323
		28,676,336
Materials — 4.2%
Berry Global Group, Inc.	11,090	717,190
Cabot Corp.	11,863	1,083,210
Cleveland-Cliffs, Inc. (a)	48,119	452,319
Crown Holdings, Inc.	13,400	1,108,046
DuPont de Nemours, Inc.	17,220	1,313,025
Eagle Materials, Inc.	17,131	4,227,246
Element Solutions, Inc.	39,289	999,119
Magnera Corp. (a)	3,063	55,655
NewMarket Corp.	1,573	831,095
Nucor Corp.	16,948	1,978,001
PPG Industries, Inc.	21,760	2,599,232
Royal Gold, Inc.	13,000	1,714,050
RPM International, Inc.	18,801	2,313,651
		19,391,839
Media & Entertainment — 4.4%
Electronic Arts, Inc.	21,646	3,166,810
Fox Corp., Cl. A	67,868	3,297,027
Match Group, Inc. (a)	53,240	1,741,480
Nexstar Media Group, Inc.	10,600	1,674,482
Pinterest, Inc., Cl. A (a)	36,902	1,070,158
Playtika Holding Corp.	91,600	635,704

Description	Shares	Value ($)
Common Stocks — 99.2% (continued)
Media & Entertainment — 4.4% (continued)
Roku, Inc. (a)	16,468	1,224,231
The New York Times Company, Cl. A	36,300	1,889,415
The Trade Desk, Inc., Cl. A (a)	40,477	4,757,262
Ziff Davis, Inc. (a)	7,987	434,014
		19,890,583
Pharmaceuticals, Biotechnology & Life Sciences — 5.6%
Agilent Technologies, Inc.	42,610	5,724,227
Alnylam Pharmaceuticals, Inc. (a)	6,444	1,516,338
Azenta, Inc. (a)	8,375	418,750
Charles River Laboratories International, Inc. (a)	5,788	1,068,465
Elanco Animal Health, Inc. (a)	18,389	222,691
Exact Sciences Corp. (a)	13,584	763,285
Exelixis, Inc. (a)	31,824	1,059,739
Halozyme Therapeutics, Inc. (a)	11,300	540,253
Illumina, Inc. (a)	5,400	721,602
Incyte Corp. (a)	13,186	910,757
IQVIA Holdings, Inc. (a)	10,563	2,075,735
Medpace Holdings, Inc. (a)	4,424	1,469,785
Mettler-Toledo International, Inc. (a)	1,254	1,534,495
Natera, Inc. (a)	7,734	1,224,292
Neurocrine Biosciences, Inc. (a)	7,932	1,082,718
Sarepta Therapeutics, Inc. (a)	6,763	822,313
Waters Corp. (a)	3,223	1,195,669
West Pharmaceutical Services, Inc.	9,271	3,036,809
		25,387,923
Semiconductors & Semiconductor Equipment — 1.7%
Amkor Technology, Inc.	48,010	1,233,377
Enphase Energy, Inc. (a)	2,195	150,753
Monolithic Power Systems, Inc.	3,511	2,077,459
Rambus, Inc. (a)	15,163	801,516
Skyworks Solutions, Inc.	39,830	3,532,124
		7,795,229
Software & Services — 9.2%
Akamai Technologies, Inc. (a)	10,836	1,036,463
Ansys, Inc. (a)	5,462	1,842,497
AppFolio, Inc., Cl. A (a)	2,776	684,895
AppLovin Corp., Cl. A (a)	13,474	4,363,285
Cloudflare, Inc., Cl. A (a)	16,757	1,804,394
CrowdStrike Holdings, Inc., Cl. A (a)	3,101	1,061,038
DocuSign, Inc. (a)	27,210	2,447,267
Elastic NV (a)	8,600	852,088
EPAM Systems, Inc. (a)	3,142	734,663
Gartner, Inc. (a)	3,914	1,896,216
HubSpot, Inc. (a)	4,220	2,940,369
MicroStrategy, Inc., Cl. A (a)	2,300	666,126
Nutanix, Inc., Cl. A (a)	16,261	994,848
Okta, Inc. (a)	12,294	968,767
Palantir Technologies, Inc., Cl. A (a)	120,190	9,089,970
Pegasystems, Inc.	17,413	1,622,892

Statement of Investments (continued)
Description	Shares	Value ($)
Common Stocks — 99.2% (continued)
Software & Services — 9.2% (continued)
Qualys, Inc. (a)	8,700	1,219,914
RingCentral, Inc., Cl. A (a)	27,100	948,771
Smartsheet, Inc., Cl. A (a)	24,095	1,350,043
Teradata Corp. (a)	25,008	778,999
Twilio, Inc., Cl. A (a)	12,992	1,404,175
VeriSign, Inc. (a)	5,222	1,080,745
Zoom Communications, Inc. (a)	16,143	1,317,430
Zscaler, Inc. (a)	5,652	1,019,677
		42,125,532
Technology Hardware & Equipment — 2.5%
Amphenol Corp., Cl. A	82,444	5,725,736
CDW Corp.	1,761	306,484
Ciena Corp. (a)	16,770	1,422,264
HP, Inc.	27,040	882,315
IPG Photonics Corp. (a)	10,373	754,325
NetApp, Inc.	21,739	2,523,463
		11,614,587
Telecommunication Services — .3%
Iridium Communications, Inc.	41,700	1,210,134
Transportation — .4%
Delta Air Lines, Inc.	29,021	1,755,770
Utilities — 4.9%
ALLETE, Inc.	11,719	759,391
American Water Works Co., Inc.	12,723	1,583,886
Consolidated Edison, Inc.	27,409	2,445,705
Constellation Energy Corp.	5,386	1,204,902
Edison International	9,466	755,765
New Jersey Resources Corp.	36,198	1,688,637
NRG Energy, Inc.	17,200	1,551,784
OGE Energy Corp.	25,341	1,045,316
Pinnacle West Capital Corp.	20,671	1,752,281
PPL Corp.	27,464	891,482
Public Service Enterprise Group, Inc.	31,423	2,654,929
Spire, Inc.	24,003	1,628,124

Description	Shares	Value ($)
Common Stocks — 99.2% (continued)
Utilities — 4.9% (continued)
UGI Corp.	65,730	1,855,558
Vistra Corp.	16,863	2,324,902
		22,142,662
Total Common Stocks (cost $365,918,005)		453,194,614

	1-Day Yield (%)
Investment Companies — .8%
Registered Investment Companies — .8%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares(c) (cost $3,619,112)	4.54	3,619,112	3,619,112
Total Investments (cost $369,537,117)		100.0%	456,813,726
Cash and Receivables (Net)		.0%	47,814
Net Assets		100.0%	456,861,540

REIT—Real Estate Investment Trust

(a)	Non-income producing security.
(b)	Investment in real estate investment trust within the United States.
(c)	Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.

Affiliated Issuers
Description	Value ($) 12/31/2023	Purchases ($)†	Sales ($)	Value ($) 12/31/2024	Dividends/ Distributions ($)
Registered Investment Companies - .8%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares - .8%	931,013	37,551,899	(34,863,800)	3,619,112	105,635
Investment of Cash Collateral for Securities Loaned - .0%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares - .0%	694,652	19,844,344	(20,538,996)	-	28,672††
Total - .8%	1,625,665	57,396,243	(55,402,796)	3,619,112	134,307

†	Includes reinvested dividends/distributions.
††
Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

See notes to financial statements.

STATEMENT OF ASSETS AND LIABILITIES
December 31, 2024
	Cost	Value
Assets ($):
Investments in securities—See Statement of Investments:
Unaffiliated issuers	365,918,005	453,194,614
Affiliated issuers	3,619,112	3,619,112
Dividends receivable		576,270
Receivable for shares of Common Stock subscribed		3,113
Tax reclaim receivable—Note 1(b)		2,513
Prepaid expenses		47,346
		457,442,968
Liabilities ($):
Due to BNY Mellon Investment Adviser, Inc. and affiliates—Note 3(c)		379,519
Payable for shares of Common Stock redeemed		82,190
Directors’ fees and expenses payable		5,168
Other accrued expenses		114,551
		581,428
Net Assets ($)		456,861,540
Composition of Net Assets ($):
Paid-in capital		361,184,311
Total distributable earnings (loss)		95,677,229
Net Assets ($)		456,861,540

Net Asset Value Per Share	Class A	Class C	Class I	Class Y
Net Assets ($)	436,127,462	582,591	19,826,331	325,156
Shares Outstanding	7,323,024	11,512	331,862	5,637.72
Net Asset Value Per Share ($)	59.56	50.61	59.74	57.68
See notes to financial statements.

STATEMENT OF OPERATIONS
Year Ended December 31, 2024

Investment Income ($):
Income:
Cash dividends (net of $7,872 foreign taxes withheld at source):
Unaffiliated issuers	6,990,232
Affiliated issuers	105,635
Income from securities lending—Note 1(c)	28,672
Total Income	7,124,539
Expenses:
Management fee—Note 3(a)	3,377,496
Shareholder servicing costs—Note 3(c)	1,359,759
Professional fees	100,220
Registration fees	63,633
Directors’ fees and expenses—Note 3(d)	43,788
Prospectus and shareholders’ reports	26,702
Custodian fees—Note 3(c)	26,374
Chief Compliance Officer fees—Note 3(c)	22,219
Loan commitment fees—Note 2	10,101
Distribution fees—Note 3(b)	6,187
Miscellaneous	31,814
Total Expenses	5,068,293
Less—reduction in expenses due to undertaking—Note 3(a)	(591,018)
Less—reduction in fees due to earnings credits—Note 3(c)	(40,600)
Net Expenses	4,436,675
Net Investment Income	2,687,864
Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments	38,914,913
Net change in unrealized appreciation (depreciation) on investments	20,218,555
Net Realized and Unrealized Gain (Loss) on Investments	59,133,468
Net Increase in Net Assets Resulting from Operations	61,821,332
See notes to financial statements.

STATEMENT OF CHANGES IN NET ASSETS

	Year Ended December 31,
	2024	2023
Operations ($):
Net investment income	2,687,864	3,086,118
Net realized gain (loss) on investments	38,914,913	8,357,931
Net change in unrealized appreciation (depreciation) on investments	20,218,555	53,250,152
Net Increase (Decrease) in Net Assets Resulting from Operations	61,821,332	64,694,201
Distributions ($):
Distributions to shareholders:
Class A	(36,264,215)	(7,035,071)
Class C	(61,868)	(14,960)
Class I	(1,733,232)	(359,950)
Class Y	(24,416)	(22)
Total Distributions	(38,083,731)	(7,410,003)
Capital Stock Transactions ($):
Net proceeds from shares sold:
Class A	4,141,866	5,698,030
Class C	62,457	25,943
Class I	5,033,242	3,284,638
Class Y	302,961	-
Distributions reinvested:
Class A	34,396,359	6,655,557
Class C	61,868	14,960
Class I	1,696,824	353,428
Class Y	24,315	-
Cost of shares redeemed:
Class A	(40,440,032)	(33,405,920)
Class C	(831,021)	(477,219)
Class I	(4,239,071)	(4,165,597)
Class Y	(6,773)	-
Increase (Decrease) in Net Assets from Capital Stock Transactions	202,995	(22,016,180)
Total Increase (Decrease) in Net Assets	23,940,596	35,268,018
Net Assets ($):
Beginning of Period	432,920,944	397,652,926
End of Period	456,861,540	432,920,944

	Year Ended December 31,
	2024	2023
Capital Share Transactions (Shares):
Class A(a),(b)
Shares sold	68,383	110,236
Shares issued for distributions reinvested	559,041	122,092
Shares redeemed	(670,807)	(642,430)
Net Increase (Decrease) in Shares Outstanding	(43,383)	(410,102)
Class C(b)
Shares sold	1,202	585
Shares issued for distributions reinvested	1,181	324
Shares redeemed	(16,156)	(10,794)
Net Increase (Decrease) in Shares Outstanding	(13,773)	(9,885)
Class I(a)
Shares sold	80,034	63,222
Shares issued for distributions reinvested	27,493	6,491
Shares redeemed	(69,474)	(79,798)
Net Increase (Decrease) in Shares Outstanding	38,053	(10,085)
Class Y
Shares sold	5,320	-
Shares issued for distributions reinvested	408	-
Shares redeemed	(108)	-
Net Increase (Decrease) in Shares Outstanding	5,620	-

(a)	During the period ended December 31, 2024, 3,126 Class A shares representing $183,624 were exchanged for 3,110 Class I shares.
(b)	During the period ended December 31, 2023, 209 Class C shares representing $8,909 were automatically converted to 180 Class A shares.
See notes to financial statements.

FINANCIAL HIGHLIGHTS
The following tables describe the performance for each share class for the fiscal periods indicated. All information (except portfolio turnover rate) reflects financial results for a single fund share. Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.
	Year Ended December 31,
Class A Shares	2024	2023	2022	2021	2020
Per Share Data ($):
Net asset value, beginning of period	56.34	49.01	61.87	57.91	54.75
Investment Operations:
Net investment income(a)	.36	.39	.32	.37	.35
Net realized and unrealized gain (loss) on investments	8.10	7.89	(8.86)	14.57	4.41
Total from Investment Operations	8.46	8.28	(8.54)	14.94	4.76
Distributions:
Dividends from net investment income	(.32 )	(.42 )	(.36 )	(.30 )	(.39 )
Dividends from net realized gain on investments	(4.92)	(.53 )	(3.96)	(10.68)	(1.21)
Total Distributions	(5.24)	(.95 )	(4.32)	(10.98)	(1.60)
Net asset value, end of period	59.56	56.34	49.01	61.87	57.91
Total Return (%)(b)	14.78	16.96	(14.21)	26.66	9.18
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	1.13	1.15	1.14	1.13	1.16
Ratio of net expenses to average net assets	.99	.97	.92	.78	.94
Ratio of net investment income to average net assets	.59	.75	.60	.56	.70
Portfolio Turnover Rate	51.78	57.46	83.99	90.53	88.91
Net Assets, end of period ($ x 1,000)	436,127	415,054	381,157	477,538	409,572

(a)	Based on average shares outstanding.
(b)	Exclusive of sales charge.
See notes to financial statements.

	Year Ended December 31,
Class C Shares	2024	2023	2022	2021	2020
Per Share Data ($):
Net asset value, beginning of period	48.64	42.38	54.14	52.02	49.44
Investment Operations:
Net investment (loss)(a)	(.10 )	(.01 )	(.09 )	(.19 )	(.10 )
Net realized and unrealized gain (loss) on investments	6.99	6.80	(7.71)	12.99	3.89
Total from Investment Operations	6.89	6.79	(7.80)	12.80	3.79
Distributions:
Dividends from net realized gain on investments	(4.92)	(.53 )	(3.96)	(10.68)	(1.21)
Net asset value, end of period	50.61	48.64	42.38	54.14	52.02
Total Return (%)(b)	13.93	16.07	(14.87)	25.51	8.17
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	2.08	2.06	2.03	2.02	2.09
Ratio of net expenses to average net assets	1.74	1.71	1.71	1.67	1.87
Ratio of net investment (loss) to average net assets	(.19 )	(.01 )	(.19 )	(.33 )	(.22 )
Portfolio Turnover Rate	51.78	57.46	83.99	90.53	88.91
Net Assets, end of period ($ x 1,000)	583	1,230	1,490	2,241	2,109

(a)	Based on average shares outstanding.
(b)	Exclusive of sales charge.
See notes to financial statements.

FINANCIAL HIGHLIGHTS (continued)

	Year Ended December 31,
Class I Shares	2024	2023	2022	2021	2020
Per Share Data ($):
Net asset value, beginning of period	56.62	49.37	62.45	58.44	55.31
Investment Operations:
Net investment income(a)	.51	.52	.45	.51	.46
Net realized and unrealized gain (loss) on investments	8.14	7.94	(8.92)	14.70	4.43
Total from Investment Operations	8.65	8.46	(8.47)	15.21	4.89
Distributions:
Dividends from net investment income	(.61 )	(.68 )	(.65 )	(.52 )	(.55 )
Dividends from net realized gain on investments	(4.92)	(.53 )	(3.96)	(10.68)	(1.21)
Total Distributions	(5.53)	(1.21)	(4.61)	(11.20)	(1.76)
Net asset value, end of period	59.74	56.62	49.37	62.45	58.44
Total Return (%)	15.08	17.25	(14.00)	26.91	9.40
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.92	.95	.93	.92	.96
Ratio of net expenses to average net assets	.74	.73	.68	.57	.74
Ratio of net investment income to average net assets	.85	1.00	.84	.77	.91
Portfolio Turnover Rate	51.78	57.46	83.99	90.53	88.91
Net Assets, end of period ($ x 1,000)	19,826	16,636	15,004	20,137	19,515

(a)	Based on average shares outstanding.
See notes to financial statements.

	Year Ended December 31,
Class Y Shares	2024	2023	2022	2021	2020
Per Share Data ($):
Net asset value, beginning of period	54.84	47.86	60.64	56.94	53.82
Investment Operations:
Net investment income(a)	.54	.51	.48	.55	.47
Net realized and unrealized gain (loss) on investments	7.83	7.68	(8.65)	14.35	4.41
Total from Investment Operations	8.37	8.19	(8.17)	14.90	4.88
Distributions:
Dividends from net investment income	(.61 )	(.68 )	(.65 )	(.52 )	(.55 )
Dividends from net realized gain on investments	(4.92)	(.53 )	(3.96)	(10.68)	(1.21)
Total Distributions	(5.53)	(1.21)	(4.61)	(11.20)	(1.76)
Net asset value, end of period	57.68	54.84	47.86	60.64	56.94
Total Return (%)	15.06	17.22	(13.92)	27.10	9.63
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.86	.85	.84	.83	.85
Ratio of net expenses to average net assets	.76	.75	.66	.48	.63
Ratio of net investment income to average net assets	.90	1.00	.91	.85	.96
Portfolio Turnover Rate	51.78	57.46	83.99	90.53	88.91
Net Assets, end of period ($ x 1,000)	325	1	1	1	1

(a)	Based on average shares outstanding.
See notes to financial statements.

NOTES TO FINANCIAL STATEMENTS
NOTE 1—
Significant Accounting Policies:
BNY Mellon Active MidCap Fund (the “fund”) is a separate diversified series of BNY Mellon Strategic Funds, Inc. (the “Company”), which is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company and operates as a series company currently offering three series, including the fund. The fund’s investment objective is to seek to maximize capital appreciation. BNY Mellon Investment Adviser, Inc. (the “Adviser”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY”), serves as the fund’s investment adviser. Newton Investment Management North America, LLC (the “Sub-Adviser” or “NIMNA”), an indirect wholly-owned subsidiary of BNY and an affiliate of the Adviser, serves as the fund’s sub-adviser. NIMNA has entered into a sub-sub-investment advisory agreement with its affiliate, Newton Investment Management Limited (“NIM”), which enables NIM to provide certain advisory services to the Sub-Adviser for the benefit of the fund, including, but not limited to, portfolio management services. NIM is subject to the supervision of NIMNA and the Adviser. NIM is also an affiliate of the Adviser. NIM, located at 160 Queen Victoria Street, London, EC4V, 4LA, England, was formed in 1978. NIM is an indirect subsidiary of BNY.
BNY Mellon Securities Corporation (the “Distributor”), a wholly-owned subsidiary of the Adviser, is the distributor of the fund’s shares. The fund is authorized to issue 270 million shares of $.001 par value of Common Stock. The fund currently has authorized four classes of shares: Class A (90 million shares authorized), Class C (15 million shares authorized), Class I (65 million shares authorized) and Class Y (100 million shares authorized). Class A and Class C shares are sold primarily to retail investors through financial intermediaries and bear Distribution and/or Shareholder Services Plan fees. Class A shares generally are subject to a sales charge imposed at the time of purchase. Class A shares bought without an initial sales charge as part of an investment of $1 million or more may be charged a contingent deferred sales charge (“CDSC”) of 1.00% if redeemed within one year. Class C shares are subject to a CDSC imposed on Class C shares redeemed within one year of purchase. Class C shares automatically convert to Class A shares eight years after the date of purchase, without the imposition of a sales charge. Class I shares are sold primarily to bank trust departments and other financial service providers (including BNY and its affiliates), acting on behalf of customers having a qualified trust or an investment account or relationship at such institution, and bear no Distribution or Shareholder Services Plan fees. Class Y shares are sold at net asset value per share generally to institutional investors, and bear no Distribution or Shareholder Services Plan fees. Class I and Class Y shares are offered without a front-end sales charge or CDSC. Other differences between the classes include the services offered to and the expenses borne by each class, the allocation of certain transfer agency costs and certain voting rights. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.
The Company accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.
The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the SEC under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund is an investment company and applies the accounting and reporting guidance of the FASB ASC Topic 946 Financial Services-Investment Companies. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.
The Company enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown. The fund does not anticipate recognizing any loss related to these arrangements.
(a) Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).
Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

NOTES TO FINANCIAL STATEMENTS (continued)
Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:
Level 1—unadjusted quoted prices in active markets for identical investments.
Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).
Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:
The Company’s Board of Directors (the “Board”) has designated the Adviser as the fund’s valuation designee to make all fair value determinations with respect to the fund’s portfolio investments, subject to the Board’s oversight and pursuant to Rule 2a-5 under the Act.
Investments in equity securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. For open short positions, asked prices are used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.
Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. These securities are generally categorized within Level 2 of the fair value hierarchy.
Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depositary Receipts and futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.
When market quotations or official closing prices are not readily available, or are determined not to accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.
For securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.
The following is a summary of the inputs used as of December 31, 2024 in valuing the fund’s investments:
	Level 1 - Unadjusted Quoted Prices	Level 2- Other Significant Observable Inputs	Level 3- Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities:†
Equity Securities - Common Stocks	453,194,614	—	—	453,194,614
Investment Companies	3,619,112	—	—	3,619,112

†	See Statement of Investments for additional detailed categorizations, if any.
(b) Foreign taxes: The fund may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, realized and unrealized capital gains on investments or certain foreign currency transactions. Foreign taxes are recorded in accordance

NOTES TO FINANCIAL STATEMENTS (continued)
with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the fund invests. These foreign taxes, if any, are paid by the fund and are reflected in the Statement of Operations, if applicable. Foreign taxes payable or deferred or those subject to reclaims as of December 31, 2024, if any, are disclosed in the fund’s Statement of Assets and Liabilities.
(c) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income, including, where applicable, accretion of discount and amortization of premium on investments, is recognized on the accrual basis.
Pursuant to a securities lending agreement with BNY, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Adviser, or U.S. Government and Agency securities. Any non-cash collateral received cannot be sold or re-pledged by the fund, except in the event of borrower default, and is not reflected in the Statement of Assets and Liabilities. The securities on loan, if any, are also disclosed in the fund’s Statement of Investments. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, BNY is required to replace the securities for the benefit of the fund or credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral. Additionally, the contractual maturity of security lending transactions are on an overnight and continuous basis. During the period ended December 31, 2024, BNY earned $3,908 from the lending of the fund’s portfolio securities, pursuant to the securities lending agreement.
For financial reporting purposes, the fund elects not to offset assets and liabilities subject to a securities lending agreement, if any, in the Statement of Assets and Liabilities. Therefore, all qualifying transactions are presented on a gross basis in the Statement of Assets and Liabilities. As of December 31, 2024, the fund had no securities on loan.
(d) Affiliated issuers: Investments in other investment companies advised by the Adviser are considered “affiliated” under the Act.
(e) Market Risk: The value of the securities in which the fund invests may be affected by political, regulatory, economic and social developments, and developments that impact specific economic sectors, industries or segments of the market. In addition, turbulence in financial markets and reduced liquidity in equity, credit and/or fixed-income markets may negatively affect many issuers, which could adversely affect the fund. Global economies and financial markets are becoming increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies world-wide.
(f) Dividends and distributions to shareholders: Dividends and distributions are recorded on the ex-dividend date. Dividends from net investment income and dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”). To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.
(g) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income and net realized capital gain sufficient to relieve it from substantially all federal income and excise taxes.
As of and during the period ended December 31, 2024, the fund did not have any liabilities for any uncertain tax positions. The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period ended December 31, 2024, the fund did not incur any interest or penalties.
Each tax year in the four-year period ended December 31, 2024 remains subject to examination by the Internal Revenue Service and state taxing authorities.
At December 31, 2024, the components of accumulated earnings on a tax basis were as follows: undistributed ordinary income $1,864,261, undistributed capital gains $6,746,988 and unrealized appreciation $87,065,980.
The tax character of distributions paid to shareholders during the fiscal years ended December 31, 2024 and December 31, 2023 were as follows: ordinary income $8,409,781 and $3,266,080, and long-term capital gains $29,673,950 and $4,143,923, respectively.

NOTES TO FINANCIAL STATEMENTS (continued)
(h) Operating segment reporting: In this reporting period, the fund adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (“ASU 2023-07”). Adoption of the new standard impacted financial statement disclosures only and did not affect the fund’s financial position or the results of its operations. The ASU 2023-07 is effective for public entities for fiscal years beginning after December 15, 2023, and requires retrospective application for all prior periods presented within the financial statements.
Since its commencement, the fund operates and is managed as a single reportable segment deriving returns in the form of dividends, interest and/or gains from the investments made in pursuit of its single stated investment objective as outlined in the fund’s prospectus.  The accounting policies of the fund are consistent with those described in these Notes to Financial Statements. The chief operating decision maker (“CODM”) is represented by BNY Investments, the management of the fund’s Adviser, comprising of Senior Management and Directors. The CODM considers net increase in net assets resulting from operations in deciding whether to purchase additional investments or to make distributions to its shareholders.  Detailed financial information for the fund is disclosed within these financial statements with total assets and liabilities disclosed on the Statement of Assets and Liabilities, investments held on the Statement of Investments, results of operations and significant segment expenses on the Statement of Operations and other information about the fund’s performance, including total return, portfolio turnover and ratios within the Financial Highlights.
NOTE 2—
Bank Lines of Credit:
The fund participates with other long-term open-end funds managed by the Adviser in a $738 million unsecured credit facility led by Citibank, N.A. (the “Citibank Credit Facility”) and a $300 million unsecured credit facility provided by BNY (the “BNY Credit Facility”), each to be utilized primarily for temporary or emergency purposes, including the financing of redemptions (each, a “Facility”). The Citibank Credit Facility is available in two tranches: (i) Tranche A is in an amount equal to $618 million and is available to all long-term open-ended funds, including the fund, and (ii) Tranche B is an amount equal to $120 million and is available only to BNY Mellon Floating Rate Income Fund, a series of BNY Mellon Investment Funds IV, Inc. In connection therewith, the fund has agreed to pay its pro rata portion of commitment fees for Tranche A of the Citibank Credit Facility and the BNY Credit Facility. Interest is charged to the fund based on rates determined pursuant to the terms of the respective Facility at the time of borrowing. During the period ended December 31, 2024, the fund did not borrow under either Facility.
NOTE 3—
Management Fee, Sub-Advisory Fee and Other Transactions with Affiliates:
(a) Pursuant to a management agreement with the Adviser, the management fee is computed at the annual rate of .75% of the value of the fund’s average daily net assets and is payable monthly. The Adviser has contractually agreed, from January 1, 2024 through May 1, 2025, to waive receipt of its fees and/or assume the direct expenses of the fund so that the direct expenses of none of the fund’s share classes (excluding Rule 12b-1 Distribution Plan fees, Shareholder Services Plan fees, taxes, interest expense, brokerage commissions, commitment fees on borrowings and extraordinary expenses) exceed .75% of the value of the fund’s average daily net assets. On or after May 1, 2025, the Adviser may terminate this expense limitation agreement at any time. The reduction in expenses, pursuant to the undertaking, amounted to $591,018 during the period ended December 31, 2024.
Pursuant to a sub-investment advisory agreement between the Adviser and the Sub-Adviser, the Adviser pays the Sub-Adviser a monthly fee at an annual rate of .36% of the value of the fund’s average daily net assets.
During the period ended December 31, 2024, the Distributor retained $3,863 from commissions earned on sales of the fund’s Class A shares.
(b) Under the Distribution Plan adopted pursuant to Rule 12b-1 under the Act, Class C shares pay the Distributor for distributing its shares at an annual rate of .75% of the value of its average daily net assets. The Distributor may pay one or more Service Agents in respect of advertising, marketing and other distribution services, and determines the amounts, if any, to be paid to Service Agents and the basis on which such payments are made. During the period ended December 31, 2024, Class C shares were charged $6,187 pursuant to the Distribution Plan.
(c) Under the Shareholder Services Plan, Class A and Class C shares pay the Distributor at an annual rate of .25% of the value of their average daily net assets for the provision of certain services. The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund, and services related to the maintenance of shareholder accounts. The Distributor may make payments to Service Agents (securities dealers, financial institutions or other industry professionals) with respect to these services. The Distributor determines the amounts to be paid to Service Agents. During the period ended December 31, 2024, Class A and Class C shares were charged $1,078,249 and $2,062, respectively, pursuant to the Shareholder Services Plan.

NOTES TO FINANCIAL STATEMENTS (continued)
The fund has an arrangement with BNY Mellon Transfer, Inc., (the “Transfer Agent”), a subsidiary of BNY and an affiliate of the Adviser, whereby the fund may receive earnings credits when positive cash balances are maintained, which are used to offset Transfer Agent fees. For financial reporting purposes, the fund includes transfer agent net earnings credits, if any, as an expense offset in the Statement of Operations.
The fund has an arrangement with The Bank of New York Mellon (the “Custodian”), a subsidiary of BNY and an affiliate of the Adviser, whereby the fund will receive interest income or be charged overdraft fees when cash balances are maintained. For financial reporting purposes, the fund includes this interest income and overdraft fees, if any, as interest income in the Statement of Operations.
The fund compensates the Transfer Agent, under a transfer agency agreement, for providing transfer agency and cash management services for the fund. The majority of  Transfer Agent fees are comprised of amounts paid on a per account basis, while cash management fees are related to fund subscriptions and redemptions. During the period ended December 31, 2024, the fund was charged $142,153 for transfer agency services. These fees are included in Shareholder servicing costs in the Statement of Operations. These fees were partially offset by earnings credits of $40,600.
The fund compensates the Custodian, under a custody agreement, for providing custodial services for the fund. These fees are determined based on net assets, geographic region and transaction activity. During the period ended December 31, 2024, the fund was charged $26,374 pursuant to the custody agreement.
During the period ended December 31, 2024, the fund was charged $22,219 for services performed by the fund’s Chief Compliance Officer and his staff. These fees are included in Chief Compliance Officer fees in the Statement of Operations.
The components of “Due to BNY Mellon Investment Adviser, Inc. and affiliates” in the Statement of Assets and Liabilities consist of: Management fee of $301,991, Distribution Plan fees of $427, Shareholder Services Plan fees of $96,176, Custodian fees of $3,600, Chief Compliance Officer fees of $4,797 and Transfer Agent fees of $27,478, which are offset against an expense reimbursement currently in effect in the amount of $54,950.
(d) Each board member of the fund also serves as a board member of other funds in the BNY Mellon Family of Funds complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.
NOTE 4—
Securities Transactions:
The aggregate amount of purchases and sales of investment securities, excluding short-term securities, during the period ended December 31, 2024, amounted to $232,239,165 and $270,096,100, respectively.
At December 31, 2024, the cost of investments for federal income tax purposes was $369,747,746; accordingly, accumulated net unrealized appreciation on investments was $87,065,980, consisting of $106,265,948 gross unrealized appreciation and $19,199,968 gross unrealized depreciation.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
To the Shareholders and the Board of Directors of BNY Mellon Active MidCap Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of BNY Mellon Active MidCap Fund (the “Fund”) (one of the funds constituting BNY Mellon Strategic Funds, Inc. (the “Company”)), including the statement of investments, as of December 31, 2024, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund (one of the funds constituting BNY Mellon Strategic Funds, Inc.) at December 31, 2024, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and its financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements are the responsibility of the Company’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Company in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Company is not required to have, nor were we engaged to perform, an audit of the Company’s internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Company’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2024, by correspondence with the custodian, brokers and others; when replies were not received from brokers and others, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.
We have served as the auditor of one or more investment companies in the BNY Mellon Family of Funds since at least 1957, but we are unable to determine the specific year.
New York, New York
February 21, 2025

IMPORTANT TAX INFORMATION (Unaudited)
For federal tax purposes, the fund hereby reports 57.39% of the ordinary dividends paid during the fiscal year ended December 31, 2024 as qualifying for the corporate dividends received deduction. Also, certain dividends paid by the fund may be subject to a maximum tax rate of 15%, as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003. Of the distributions paid during the fiscal year, $4,562,581 represents the maximum amount that may be considered qualified dividend income. Shareholders will receive notification in early 2025 of the percentage applicable to the preparation of their 2024 income tax returns. The fund also hereby reports $.6520 per share as a long-term capital gain distribution paid on March 26, 2024 and $3.4344 per shares as a long-term capital gain distribution and $.8317 per share as a short-term capital gain distribution paid December 17, 2024.

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies (Unaudited)
N/A

Item 9. Proxy Disclosures for Open-End Management Investment Companies (Unaudited)
N/A

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies (Unaudited)
Each board member also serves as a board member of other funds in the BNY Mellon Family of Funds complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets. Directors fees paid by the fund are within Item 7. Statement of Operations as Directors’ fees and expenses.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contracts (Unaudited)
At a meeting of the fund’s Board of Directors (the “Board”) held on November 5-6, 2024, the Board considered the renewal of the fund’s Management Agreement, pursuant to which the Adviser provides the fund with investment advisory and administrative services, the Sub-Investment Advisory Agreement, pursuant to which Newton Investment Management North America, LLC (the “Sub-Adviser” or “NIMNA”) provides day to day management of the fund’s investments, and the Sub-Sub-Investment Advisory Agreement (collectively with the Management Agreement and the Sub-Investment Advisory Agreement, the “Agreements”) between NIMNA and Newton Investment Management Limited (“NIM”), pursuant to which NIMNA may use the investment advisory personnel, resources, and capabilities available at its sister company, NIM, in providing the day-to-day management of the fund’s investments. The Board members, none of whom are “interested persons” (as defined in the Investment Company Act of 1940, as amended) of the fund, were assisted in their review by independent legal counsel and met with counsel in executive session separate from representatives of the Adviser and the Sub-Adviser. In considering the renewal of the Agreements, the Board considered several factors that it believed to be relevant, including those discussed below. The Board did not identify any one factor as dispositive, and each Board member may have attributed different weights to the factors considered.
Analysis of Nature, Extent, and Quality of Services Provided to the Fund. The Board considered information provided to it at the meeting and in previous presentations from representatives of the Adviser regarding the nature, extent, and quality of the services provided to funds in the BNY Mellon fund complex, including the fund. The Adviser provided the number of open accounts in the fund, the fund’s asset size and the allocation of fund assets among distribution channels. The Adviser also had previously provided information regarding the diverse intermediary relationships and distribution channels of funds in the BNY Mellon fund complex (such as retail direct or intermediary, in which intermediaries typically are paid by the fund and/or the Adviser) and the Adviser’s corresponding need for broad, deep, and diverse resources to be able to provide ongoing shareholder services to each intermediary or distribution channel, as applicable to the fund.
The Board also considered research support available to, and portfolio management capabilities of, the fund’s portfolio management personnel and that the Adviser also provides oversight of day-to-day fund operations, including fund accounting and administration and assistance in meeting legal and regulatory requirements. The Board also considered the Adviser’s extensive administrative, accounting and compliance infrastructures, as well as the Adviser’s supervisory activities over the Sub-Adviser. The Board also considered portfolio management’s brokerage policies and practices (including policies and practices regarding soft dollars) and the standards applied in seeking best execution.
Comparative Analysis of the Fund’s Performance and Management Fee and Expense Ratio. The Board reviewed reports prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data based on classifications provided by Thomson Reuters Lipper (“Lipper”), which included information comparing (1) the performance of the fund’s Class I shares with the performance of a group of institutional mid-cap growth funds selected by Broadridge as comparable to the fund (the “Performance Group”) and with a broader group of funds consisting of all retail and institutional mid-cap growth funds (the “Performance Universe”), all for various periods ended September 30, 2024, and (2) the fund’s actual and contractual management fees and total expenses with those of the same group of funds in the Performance Group (the “Expense Group”) and with a broader group of funds consisting of all institutional mid-cap growth funds, excluding outliers (the “Expense Universe”), the information for which was derived in part from fund financial statements available to Broadridge as of the date of its analysis. The Adviser previously had furnished the Board with a description of the methodology Broadridge used to select the Performance Group and Performance Universe and the Expense Group and Expense Universe.
Performance Comparisons. Representatives of the Adviser stated that the usefulness of performance comparisons may be affected by a number of factors, including different investment limitations and policies that may be applicable to the fund and comparison funds and the end date selected. The Board also considered the fund’s performance in light of overall financial market conditions. The Board discussed with representatives of the Adviser and the Sub-Adviser the results of the comparisons and considered that the fund’s total return performance was above the Performance Group and the Performance Universe medians for all periods, except for the ten-year period when the fund’s total return performance was below the Performance Group and the Performance Universe medians. The Adviser also provided a comparison of the fund’s calendar year total returns to the returns of the fund’s benchmark indices, and it was noted that the fund’s returns were above the returns of the Russell 3000 Index, the fund’s broad-based index, in four of the ten calendar years shown and above the returns of the Russell Midcap Index, the fund’s performance benchmark, in five of the ten calendar years shown.

Management Fee and Expense Ratio Comparisons. The Board reviewed and considered the contractual management fee rate payable by the fund to the Adviser in light of the nature, extent and quality of the management services and the sub-advisory services provided by the Adviser and the Sub-Adviser, respectively. In addition, the Board reviewed and considered the actual management fee rate paid by the fund over the fund’s last fiscal year, which included reductions for an expense limitation arrangement in place that reduced the management fee paid to the Adviser. The Board also reviewed the range of actual and contractual management fees and total expenses as a percentage of average net assets of the Expense Group and Expense Universe funds and discussed the results of the comparisons.
The Board considered that the fund’s contractual management fee was lower than the Expense Group median contractual management fee, the fund’s actual management fee was lower than the Expense Group median and lower than the Expense Universe median actual management fee, and the fund’s total expenses were lower than the Expense Group median and lower than the Expense Universe median total expenses.
Representatives of the Adviser stated that the Adviser has contractually agreed, until May 1, 2025, to waive receipt of its fees and/or assume the direct expenses of the fund so that the direct expenses of none of the fund’s share classes (excluding Rule 12b-1 fees, shareholder services fees, taxes, interest expense, brokerage commissions, commitment fees on borrowings and extraordinary expenses) exceed ..75% of the fund’s average daily net assets.
Representatives of the Adviser reviewed with the Board the management or investment advisory fees paid by funds advised by the Adviser that are in the same Lipper category as the fund (the “Similar Funds”) and explained the nature of the Similar Funds. They discussed differences in fees paid and the relationship of the fees paid in light of any differences in the services provided and other relevant factors. The Board considered the relevance of the fee information provided for the Similar Funds to evaluate the appropriateness of the fund’s management fee. Representatives of the Adviser noted that there were no separate accounts and/or other types of client portfolios advised by the Adviser or the Sub-Adviser that are considered to have similar investment strategies and policies as the fund.
The Board considered the fee payable to the Sub-Adviser in relation to the fee payable to the Adviser by the fund and the respective services provided by the Sub-Adviser and the Adviser. The Board also took into consideration that the Sub-Adviser’s fee is paid by the Adviser, out of its fee from the fund, and not the fund.
Analysis of Profitability and Economies of Scale. Representatives of the Adviser reviewed the expenses allocated and profit received by the Adviser and its affiliates and the resulting profitability percentage for managing the fund and the aggregate profitability percentage to the Adviser and its affiliates for managing the funds in the BNY Mellon fund complex, and the method used to determine the expenses and profit. The Board concluded that the profitability results were not excessive, given the services rendered and service levels provided by the Adviser and its affiliates. The Board also considered the expense limitation arrangement and its effect on the profitability of the Adviser and its affiliates. The Board also had been provided with information prepared by an independent consulting firm regarding the Adviser’s approach to allocating costs to, and determining the profitability of, individual funds and the entire BNY Mellon fund complex. The consulting firm also had analyzed where any economies of scale might emerge in connection with the management of a fund.
The Board considered, on the advice of its counsel, the profitability analysis (1) as part of its evaluation of whether the fees under the Agreements, considered in relation to the mix of services provided by the Adviser and the Sub-Adviser, including the nature, extent and quality of such services, supported the renewal of the Agreements and (2) in light of the relevant circumstances for the fund and the extent to which economies of scale would be realized if the fund grows and whether fee levels reflect these economies of scale for the benefit of fund shareholders. Representatives of the Adviser stated that a discussion of economies of scale is predicated on a fund having achieved a substantial size with increasing assets and that, if a fund’s assets had been stable or decreasing, the possibility that the Adviser may have realized any economies of scale would be less. Representatives of the Adviser also stated that, as a result of shared and allocated costs among funds in the BNY Mellon fund complex, the extent of economies of scale could depend substantially on the level of assets in the complex as a whole, so that increases and decreases in complex-wide assets can affect potential economies of scale in a manner that is disproportionate to, or even in the opposite direction from, changes in the fund’s asset level. The Board also considered potential benefits to the Adviser and the Sub-Adviser from acting as investment adviser and sub-investment adviser, respectively, and took into consideration the soft dollar arrangements in effect for trading the fund’s investments.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contracts (Unaudited) (continued)
At the conclusion of these discussions, the Board agreed that it had been furnished with sufficient information to make an informed business decision with respect to the renewal of the Agreements. Based on the discussions and considerations as described above, the Board concluded and determined as follows.
●The Board concluded that the nature, extent and quality of the services provided by the Adviser and the Sub-Adviser are adequate and appropriate.
●The Board was satisfied with the fund’s performance.
●The Board concluded that the fees paid to the Adviser and the Sub-Adviser continued to be appropriate under the circumstances and in light of the factors and the totality of the services provided as discussed above.
●The Board determined that the economies of scale which may accrue to the Adviser and its affiliates in connection with the management of the fund had been adequately considered by the Adviser in connection with the fee rate charged to the fund pursuant to the Management Agreement and that, to the extent in the future it were determined that material economies of scale had not been shared with the fund, the Board would seek to have those economies of scale shared with the fund.
In evaluating the Agreements, the Board considered these conclusions and determinations and also relied on its previous knowledge, gained through meetings and other interactions with the Adviser and its affiliates and the Sub-Adviser, of the Adviser and the Sub-Adviser and the services provided to the fund by the Adviser and the Sub-Adviser. The Board also relied on information received on a routine and regular basis throughout the year relating to the operations of the fund and the investment management and other services provided under the Agreements, including information on the investment performance of the fund in comparison to similar mutual funds and benchmark performance indices; general market outlook as applicable to the fund; and compliance reports. In addition, the Board’s consideration of the contractual fee arrangements for the fund had the benefit of a number of years of reviews of the Agreements for the fund, or substantially similar agreements for other BNY Mellon funds that the Board oversees, during which lengthy discussions took place between the Board and representatives of the Adviser. Certain aspects of the arrangements may receive greater scrutiny in some years than in others, and the Board’s conclusions may be based, in part, on its consideration of the fund’s arrangements, or substantially similar arrangements for other BNY Mellon funds that the Board oversees, in prior years. The Board determined to renew the Agreements.

© 2025 BNY Mellon Securities Corporation
Code-0085NCSRAR1224

Item 12.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13.	Portfolio Managers for Closed-End Management Investment Companies.

Not applicable.

Item 14.	Purchases of Equity Securities By Closed-End Management Investment Companies and Affiliated Purchasers.

Not applicable.

Item 15.	Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures applicable to Item 15.

Item 16.	Controls and Procedures.

(a)	The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.
(b)	There were no changes to the Registrant's internal control over financial reporting that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 17.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18.	Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19.	Exhibits.

(a)(1) Code of ethics referred to in Item 2.

(a)(2)	Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(a)(3) Not applicable.

(b)	Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

BNY Mellon Strategic Funds, Inc.

By: /s/ David J. DiPetrillo

David J. DiPetrillo

President (Principal Executive Officer)

Date: February 14, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ David J. DiPetrillo

David J. DiPetrillo

President (Principal Executive Officer)

Date: February 14, 2025

By: /s/ James Windels

James Windels

Treasurer (Principal Financial Officer)

Date: February 14, 2025

EXHIBIT INDEX

(a)(1)	Code of ethics referred to in Item 2.
(a)(2)	Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940. (EX-99.CERT)
(b)	Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940. (EX-99.906CERT)